Financial Instruments - Inception Gains And Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain (loss) at beginning of year	$ (131)	$ (33)	$ 9
New inception loss	(37)	(79)	(13)
Changes in foreign exchange rates	(10)	0	0
Amortization recorded in net earnings during the year	(35)	(19)	(29)
Unamortized net loss at end of year	$ (213)	$ (131)	$ (33)